Condensed Consolidating Financial Information - Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Net investment income	$ 2,310.9	$ 2,416.3	$ 4,697.9	$ 4,968.8	$ 4,987.0
Fee income	1,801.6	1,751.9	3,515.4	3,603.6	3,516.5
Premiums	946.7	936.4	1,861.1	1,770.0	1,707.5
Net realized gains (losses):
Total other-than-temporary impairments	(21.3)	(17.4)	(74.1)	(550.6)	(1,383.4)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	(3.1)	(4.4)	(19.0)	(47.9)	(492.6)
Net other-than-temporary impairments recognized in earnings	(18.2)	(13.0)	(55.1)	(502.7)	(890.8)
Other net realized capital gains (losses)	(1,422.5)	(751.2)	(1,225.7)	(1,028.7)	(787.2)
Total net realized capital gains (losses)	(1,440.7)	(764.2)	(1,280.8)	(1,531.4)	(1,678.0)
Other revenue	201.7	189.5	378.5	428.2	547.0
Income (loss) related to consolidated investment entities:
Net investment income (loss)	211.0	403.0	556.6	528.4	316.0
Changes in fair value related to collateralized loan obligations	(72.0)	(85.7)	(113.4)	(48.8)	(121.8)
Total revenues	3,959.2	4,847.2	9,615.3	9,718.8	9,274.2
Benefits and expenses:
Policyholder benefits	1,251.5	1,372.9	2,613.5	3,286.5	2,466.7
Interest credited to contract owner account balance	1,039.8	1,156.9	2,248.1	2,455.5	2,560.6
Operating expenses	1,529.3	1,472.0	3,155.0	3,030.8	3,033.5
Net amortization of deferred policy acquisition costs and value of business acquired	255.0	389.9	722.3	387.0	746.6
Interest expense	88.2	62.4	153.7	139.3	332.5
Operating expenses related to consolidated investment entities:
Interest expense	80.2	47.8	106.4	68.4	49.8
Other expense	4.7	5.1	10.3	73.5	46.7
Total benefits and expenses	4,248.7	4,507.0	9,009.3	9,441.0	9,236.4
Income (loss) before income taxes	(289.5)	340.2	606.0	277.8	37.8
Income tax expense (benefit)	21.3	8.9	(5.2)	175.0	171.0
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(310.8)	331.3	611.2	102.8	(133.2)
Equity in earnings (losses) of subsidiaries, net of tax	0		0	0	0
Net income (loss)	(310.8)	331.3	611.2	102.8	(133.2)
Less: Net income (loss) attributable to noncontrolling interest	(16.6)	202.1	138.2	190.9	(10.3)
Net income (loss) available to ING U.S., Inc.'s common shareholder	(294.2)	129.2	473.0	(88.1)	(122.9)
Parent Issuer
Revenues:
Net investment income	25.2	1.7	2.4	10.9	19.7
Fee income	0	0	0	0	0
Premiums	0	0	0	0	0
Net realized gains (losses):
Total other-than-temporary impairments	0	0	0	0	0
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	0	0	0	0	0
Net other-than-temporary impairments recognized in earnings	0	0	0	0	0
Other net realized capital gains (losses)	0	0	0	(42.2)	(155.8)
Total net realized capital gains (losses)	0	0	0	(42.2)	(155.8)
Other revenue	2.8	12.3	12.5	19.7	19.2
Income (loss) related to consolidated investment entities:
Net investment income (loss)	0	0	0	0	0
Changes in fair value related to collateralized loan obligations	0	0	0	0	0
Total revenues	28.0	14.0	14.9	(11.6)	(116.9)
Benefits and expenses:
Policyholder benefits	0	0	0	0	0
Interest credited to contract owner account balance	0	0	0	0	0
Operating expenses	6.9	4.6	30.5	11.9	11.9
Net amortization of deferred policy acquisition costs and value of business acquired	0	0	0	0	0
Interest expense	56.3	22.5	74.1	61.7	249.0
Operating expenses related to consolidated investment entities:
Interest expense	0	0	0	0	0
Other expense	0	0	0	0	0
Total benefits and expenses	63.2	27.1	104.6	73.6	260.9
Income (loss) before income taxes	(35.2)	(13.1)	(89.7)	(85.2)	(377.8)
Income tax expense (benefit)	(3.5)	13.1	(349.4)	363.0	151.0
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(31.7)	(26.2)	259.7	(448.2)	(528.8)
Equity in earnings (losses) of subsidiaries, net of tax	(262.5)	155.4	213.3	360.1	405.9
Net income (loss)	(294.2)	129.2	473.0	(88.1)	(122.9)
Less: Net income (loss) attributable to noncontrolling interest	0	0	0	0	0
Net income (loss) available to ING U.S., Inc.'s common shareholder	(294.2)	129.2	473.0	(88.1)	(122.9)
Subsidiary Guarantor
Revenues:
Net investment income	0.1	0.2	1.9	1.8	2.3
Fee income	0	0	0	0	0
Premiums	0	0	0	0	0
Net realized gains (losses):
Total other-than-temporary impairments	0	0	0	0	0
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	0	0	0	0	0
Net other-than-temporary impairments recognized in earnings	0	0	0	0	0
Other net realized capital gains (losses)	0	0	0	0	0
Total net realized capital gains (losses)	0	0	0	0	0
Other revenue	0.3	0.7	0.7	1.1	1.3
Income (loss) related to consolidated investment entities:
Net investment income (loss)	0	0	0	0	0
Changes in fair value related to collateralized loan obligations	0	0	0	0	0
Total revenues	0.4	0.9	2.6	2.9	3.6
Benefits and expenses:
Policyholder benefits	0	0	0	0	0
Interest credited to contract owner account balance	0	0	0	0	0
Operating expenses	0	0	1.2	3.2	15.8
Net amortization of deferred policy acquisition costs and value of business acquired	0	0	0	0	0
Interest expense	29.8	30.2	61.4	56.4	62.2
Operating expenses related to consolidated investment entities:
Interest expense	0	0	0	0	0
Other expense	0	0	0	0	0
Total benefits and expenses	29.8	30.2	62.6	59.6	78.0
Income (loss) before income taxes	(29.4)	(29.3)	(60.0)	(56.7)	(74.4)
Income tax expense (benefit)	(2.9)	(0.6)	(1.2)	(17.1)	(1.3)
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(26.5)	(28.7)	(58.8)	(39.6)	(73.1)
Equity in earnings (losses) of subsidiaries, net of tax	356.0	11.1	811.1	481.9	626.9
Net income (loss)	329.5	(17.6)	752.3	442.3	553.8
Less: Net income (loss) attributable to noncontrolling interest	0	0	0	0	0
Net income (loss) available to ING U.S., Inc.'s common shareholder	329.5	(17.6)	752.3	442.3	553.8
Non-Guarantor Subsidiaries
Revenues:
Net investment income	2,286.9	2,417.4	4,698.3	4,968.5	4,990.2
Fee income	1,801.6	1,751.9	3,515.4	3,603.6	3,516.5
Premiums	946.7	936.4	1,861.1	1,770.0	1,707.5
Net realized gains (losses):
Total other-than-temporary impairments	(21.3)	(17.4)	(74.1)	(550.6)	(1,383.4)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	(3.1)	(4.4)	(19.0)	(47.9)	(492.6)
Net other-than-temporary impairments recognized in earnings	(18.2)	(13.0)	(55.1)	(502.7)	(890.8)
Other net realized capital gains (losses)	(1,422.5)	(751.2)	(1,225.7)	(986.5)	(631.4)
Total net realized capital gains (losses)	(1,440.7)	(764.2)	(1,280.8)	(1,489.2)	(1,522.2)
Other revenue	203.8	181.7	373.7	412.1	531.9
Income (loss) related to consolidated investment entities:
Net investment income (loss)	211.0	403.0	556.6	528.4	316.0
Changes in fair value related to collateralized loan obligations	(72.0)	(85.7)	(113.4)	(48.8)	(121.8)
Total revenues	3,937.3	4,840.5	9,610.9	9,744.6	9,418.1
Benefits and expenses:
Policyholder benefits	1,251.5	1,372.9	2,613.5	3,286.5	2,466.7
Interest credited to contract owner account balance	1,039.8	1,156.9	2,248.1	2,452.3	2,560.6
Operating expenses	1,527.6	1,472.6	3,131.7	3,023.6	3,011.2
Net amortization of deferred policy acquisition costs and value of business acquired	255.0	389.9	722.3	387.0	746.6
Interest expense	3.4	12.7	22.9	33.6	46.5
Operating expenses related to consolidated investment entities:
Interest expense	80.2	47.8	106.4	68.4	49.8
Other expense	4.7	5.1	10.3	73.5	46.7
Total benefits and expenses	4,162.2	4,457.9	8,855.2	9,324.9	8,928.1
Income (loss) before income taxes	(224.9)	382.6	755.7	419.7	490.0
Income tax expense (benefit)	27.7	52.3	395.9	(354.0)	125.8
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(252.6)	330.3	359.8	773.7	364.2
Equity in earnings (losses) of subsidiaries, net of tax	0	0	0	0	0
Net income (loss)	(252.6)	330.3	359.8	773.7	364.2
Less: Net income (loss) attributable to noncontrolling interest	(16.6)	202.1	138.2	190.9	(10.3)
Net income (loss) available to ING U.S., Inc.'s common shareholder	(236.0)	128.2	221.6	582.8	374.5
Consolidating Adjustments
Revenues:
Net investment income	(1.3)	(3.0)	(4.7)	(12.4)	(25.2)
Fee income	0	0	0	0	0
Premiums	0	0	0	0	0
Net realized gains (losses):
Total other-than-temporary impairments	0	0	0	0	0
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	0	0	0	0	0
Net other-than-temporary impairments recognized in earnings	0	0	0	0	0
Other net realized capital gains (losses)	0	0	0	0	0
Total net realized capital gains (losses)	0	0	0	0	0
Other revenue	(5.2)	(5.2)	(8.4)	(4.7)	(5.4)
Income (loss) related to consolidated investment entities:
Net investment income (loss)	0	0	0	0	0
Changes in fair value related to collateralized loan obligations	0	0	0	0	0
Total revenues	(6.5)	(8.2)	(13.1)	(17.1)	(30.6)
Benefits and expenses:
Policyholder benefits	0	0	0	0	0
Interest credited to contract owner account balance	0	0	0	3.2	0
Operating expenses	(5.2)	(5.2)	(8.4)	(7.9)	(5.4)
Net amortization of deferred policy acquisition costs and value of business acquired	0	0	0	0	0
Interest expense	(1.3)	(3.0)	(4.7)	(12.4)	(25.2)
Operating expenses related to consolidated investment entities:
Interest expense	0	0	0	0	0
Other expense	0	0	0	0	0
Total benefits and expenses	(6.5)	(8.2)	(13.1)	(17.1)	(30.6)
Income (loss) before income taxes	0	0	0	0	0
Income tax expense (benefit)	0	(55.9)	(50.5)	183.1	(104.5)
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	0	55.9	50.5	(183.1)	104.5
Equity in earnings (losses) of subsidiaries, net of tax	(93.5)	(166.5)	(1,024.4)	(842.0)	(1,032.8)
Net income (loss)	(93.5)	(110.6)	(973.9)	(1,025.1)	(928.3)
Less: Net income (loss) attributable to noncontrolling interest		0	0	0	0
Net income (loss) available to ING U.S., Inc.'s common shareholder	$ (93.5)	$ (110.6)	$ (973.9)	$ (1,025.1)	$ (928.3)